SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES

NOTE 2 —  SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES

2.1 — Basis of Presentation

The Company’s Consolidated Financial Statements have been prepared in accordance and are in compliance with the International Financial Reporting Standards (IFRS) issued by International Accounting Standards Board (IASB).

The preparation of the Consolidated Financial Statements in accordance with IFRS requires Management to make accounting estimates. The areas that involve judgment or use of estimates relevant to the Consolidated Financial Statements are stated in Note 2.17. The Consolidated Financial Statements have been prepared using historical cost as its basis, except for the valuation of certain financial instruments, which are measured at fair value.

The Company adopted all applicable standards and revisions of standards and interpretations issued by the IASB or the IFRS Interpretations Committee that are effective as of December 31, 2018.

a) Investments in Subsidiaries

The Company’s consolidated financial statements include the financial statements of Gerdau S.A. and all its subsidiaries. The Company controls an entity when it is exposed or has the right to variable returns arising from their involvement with the entity and has the ability to affect those returns due to the power exercised over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

Third parties’ interests in equity and net income of subsidiaries are reported separately in the consolidated balance sheet and in the consolidated statement of income, respectively, under the account “Non-controlling interests”.

For business combinations, the assets, liabilities, and contingent liabilities of a subsidiary are reported at their respective fair value on the date of acquisition. Any excess of the acquisition cost over the fair value of the identifiable net assets acquired is recorded as goodwill. When the acquisition cost is less than the fair value of the net assets identified, the difference is recorded as a gain in the statement of income for the year in which the acquisition took place. The non-controlling interests are presented based on the proportion of the fair value of the identified assets and liabilities acquired. Intercompany transactions and balances are eliminated in the consolidation process. Gains or losses resulting from transactions among consolidated entities of the Company are also eliminated.

b) Investments in Joint ventures and Associate companies

Joint ventures are those in which the control is held jointly by the Company and one or more partners. An associate company is one in which the Company exercises significant influence, but over which it does not have control. Investments in joint ventures and associate companies are recorded under the equity accounting method.

c) Equity Method

According to this method, investments are recognized in the consolidated balance sheet at acquisition cost and are adjusted subsequently based on the Company’s share in the earnings and in other changes in the net assets of the Associates and Joint Ventures. The balances of the investments can also be reduced due to impairment losses. Furthermore, dividends received from these companies are recorded as reductions in the value of the investments.

2.2—Foreign Currency Translation

a) Functional and Reporting Currency

The functional currency of an entity is the currency of the primary economic environment where it operates. The Consolidated Financial Statements are presented in Brazilian Reais (R$), which is the functional and reporting currency of the Company. All balances were rounded to the nearest thousand, unless otherwise stated.

b) Transactions and Balances

For purposes of the Consolidated Financial Statements, the balances of each subsidiary of the Company are converted into Brazilian reais, which is the functional currency of the Company and the reporting currency of its Consolidated Financial Statements, at the exchange rates at the dates of the transactions.

c) Group Companies

The results of operations and financial position of all subsidiaries included in the consolidated financial statements, along with equity investments, which have functional currencies different from the Company’s reporting currency are translated into the reporting currency as follows:

i)	Asset and liability balances are translated at the exchange rate in effect at the balance sheet date;
ii)	Income and expenses are translated using the average monthly exchange rates for the year;
iii)

Translation gains and losses resulting from the above methodology are recognized in Equity, in the Statement of Comprehensive Income, in the account named “Other reserves - Cumulative translation adjustment”; and

iv)	The amounts presented in the cash flow are extracted from the converted changes in assets, liabilities and results.

d) Hyperinflation in Venezuela

Venezuela is considered a hyperinflationary economy and, for this reason, the financial statements of the Company’s subsidiary located in this country have been adjusted so that the amounts are stated in the measurement currency unit as of the end of the year, which considers the effects measured by the IPC - Índice de Preços ao Consumidor (Consumer Price Index) of Venezuela. The exchange rate used to translate the Venezuela subsidiary financial statements from local currency (Sovereign Bolivar in 2018 and Strong Bolivar in 2017) to Real considers the local exchange rate known as SIMADI (Sistema Marginal de Divisas), which is used in conversions from Strong Bolivar to American Dollar as a reference to local currency translation into Real. This rate is equivalent to 164.70 Sovereign Bolivars each 1 Real as of December 31, 2018 (1,011.19 Strong Bolivar to each 1 Real as of December 31, 2017).

d) Hyperinflation in Argentina

In July 2018, considering that the accumulated inflation in the last three years in Argentina was over 100%, the application of the Financial Reporting in Hyperinflationary Economies (IAS 29) is now required. In accordance with IAS 29, non-monetary assets and liabilities, Equity and the statement of income of subsidiaries operating in highly inflationary economies are adjusted by the change in the Consumer price index of the currency. As a result of that, the Company applied the concepts of IAS 29 to its subsidiaries in Argentina. The non-monetary assets and liabilities recorded at historical cost and the Equity of the subsidiaries in Argentina were updated for inflation. The statements of income for the year ended on 2017, and the respective balance sheets of the subsidiaries in Argentina, were not restated.

The impacts of hyperinflation resulting from changes in general purchasing power up to June, 30 2018 were reported as equity adjustment and the impacts of changes in general purchasing power as from July 1, 2018 were reported as financial result in the statements of income of the Company. As a result of the above effects as of December 31, 2018, the Company recognized R$ 507,887 in its equity, net of tax effects, and in its consolidated statements of income, the amounts of R$ (38,105) in the financial result, and R$ (29,455) in the net income of the year.

2.3 — Financial Assets

At initial recognition, a financial asset is classified as measured at amortized cost, at fair value through profit or loss or at fair value through other comprehensive income. Financial assets are not reclassified subsequent to initial recognition, unless the Company changes the business model for the management of financial assets. The Company performs an evaluation of the business model objective in which a financial asset is held in the portfolio because this better reflects the way in which the business is managed.

a) Financial assets at amortized cost

These assets are measured subsequently to initial recognition at the amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized directly in income. Any gain or loss on derecognition is recognized on statement of income.

b) Financial assets measured at fair value through profit or loss

These assets are measured subsequently to initial recognition at the fair value. The net result, including interest, is recognized directly in income.

c) Financial assets measured at fair value through other comprehensive income

These assets are measured subsequently to initial recognition at fair value. Interest income calculated using the effective interest method, exchange gains and losses and impairment are recognized in the statement of income. Other net results are recognized in other comprehensive income. In derecognition, the accumulated result in other comprehensive income is reclassified to the statement of income.

d) Impairment of financial assets

The Company measures the allowance for doubtful accounts in an amount equal to the Expected credit loss. In determining whether the credit risk of a financial asset has increased significantly since the initial recognition and in estimating the expected credit losses, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes quantitative and qualitative information and analysis, based on the Company's historical experience, credit assessment and considering forward-looking information. The provision for credit risks was calculated based on the credit risk analysis, which includes the historical losses, the individual situation of the clients, the situation of the economic group to which they belong, the real guarantees for the debts and the evaluation of the legal advisors and is considered sufficient to cover possible losses on amounts receivable, in addition to a prospective assessment that takes into account the change or expectation of change in economic factors that affect expected credit losses, which will be determined based on probabilities weighted. The Company presents the impairment of the financial assets (Provision for credit risk) in the Statement of Income and in the line of Impairment loss on trade receivables.

e) Derecognition

The Company derecognizes a financial asset when expire the contractual rights of the cash flows of the asset, or when the Company transfers the contractual rights of that cash flows in a transaction in which substantially all the risks and benefits of the financial asset are transferred or in which the Company neither transfers nor maintains substantially all the risks and benefits of the financial asset and also does not retain control over the financial asset.

f) Compensation

Financial assets and liabilities are offset and the net amount presented in the balance sheet when, and only when, the Company currently has a legally enforceable right to offset the amounts and intends to settle them on a net basis or to realize the asset and settle the liability simultaneously.

g) Financial Instruments – Accounting Policy applicable as from January 1st, 2018

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at fair value through profit or loss: it is maintained within a business model whose objective is to maintain financial assets to receive contractual cash flows; and its contractual terms generate, at specific dates, cash flows that are related only to payment of principal and interest on the outstanding principal amount.

A debt instrument is measured at fair value through other comprehensive income if it meets both of the following conditions and is not designated as measured at fair value through profit or loss: it is maintained within a business model whose objective is achieved both by receipt of contractual cash flows and sale of financial assets; and its contractual terms generate, on specific dates, cash flows that are only payments of principal and interest on the outstanding principal amount. In the initial recognition of an investment in an equity instrument that is not held for trading, the Company may irrevocably choose to present subsequent changes in the fair value of the investment in other comprehensive income. This choice is made investment by investment.

The Company performs an evaluation of the business model objective in which a financial asset is held in the portfolio because this better reflects the way in which the business is managed and the information is provided to Management. The information considered includes: the policies and objectives stipulated for the portfolio and the practical operation of those policies. They include the question of whether Management's strategy focuses on obtaining contractual interest income, maintaining a certain interest rate profile, matching the duration of financial assets with the duration of related liabilities or expected outflows of cash, or the realization of cash flows through the sale of assets; how the performance of the portfolio is evaluated and reported to the Company's Management; the risks that affect the performance of the business model (and the financial asset held in that business model) and the manner in which those risks are managed; the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and their expectations about future sales.

h) Evaluation on whether contractual cash flows are only payments of principal and interest

For the purposes of this valuation, the 'principal' is defined as the fair value of the financial asset at the initial recognition. 'Interest' is defined as a consideration for the time value of money and for the credit risk associated with the principal amount outstanding over a given period of time and for the other underlying risks and costs of borrowing (e.g. liquidity risk and costs administrative costs), as well as a profit margin.

The Company considers the contractual terms of the instrument to assess whether contractual cash flows are only principal and interest payments. This includes assessing whether the financial asset contains a contractual term that could change the timing or value of the contractual cash flows so that it would not meet that condition. In making this assessment, the Company considers: contingent events that modify the value or the time of cash flows; terms that may adjust the contractual rate, including variable rates; the prepayment and the extension of the term; and terms that limit the Company's access to cash flows of specific assets (for example, based on the performance of an asset).

The prepayment is consistent with the principal and interest payments criterion if the prepayment amount represents, for the most part, unpaid principal and interest amounts on the outstanding principal amount - which may include additional compensation the early termination of the contract.

i) Financial assets – Accounting Policy applicable before January 1st, 2018

The Company classified the financial assets in the following categories: loans and receivables; financial assets measured at fair value through profit or loss. Financial assets classified as loans and receivables used amortized cost by the effective interest method as a measurement, and financial assets measured at fair value through profit or loss were measured at fair value and changes in fair value, including interest or dividend income, and were recognized in profit or loss.

2.4 — Inventories

Inventories are measured at the lower of historical cost of acquisition or production and net realizable value. The acquisition and production costs include transportation, storage and non-recoverable taxes.

Net realizable value is the estimated sale price in the ordinary course of business less the estimated costs of completion and selling expenses directly related. Information regarding the allowance for adjustments to net realizable value is presented in note 6.

2.5 — Property, Plant and Equipment

Property, plant and equipment are stated at historical cost, monetarily adjusted when applicable, less depreciation, except for land, which is not depreciated. The Company recognizes monthly to the construction costs of qualified assets, which are assets that, necessarily, require a substantial period of time to be finished for its intended use, the borrowing costs as part of the acquisition cost of the property, plant and equipment under construction based on the following capitalization criteria: (a) the capitalization period begins when the property, plant and equipment item is under construction in process and the capitalization of borrowing costs ceases when the asset is available for use; (b) borrowing costs are capitalized considering the weighted average rate of loans existing on the capitalization date or a specific rate, in the case of loans for the acquisition of property, plant and equipment; (c) borrowing costs capitalized do not exceed the interest expenses during the capitalization period; and (d) capitalized borrowing costs are depreciated considering the same criteria and useful life determined for the property, plant and equipment item to which it was capitalized.

Depreciation is calculated under the straight-line method at rates that take into consideration the estimated useful life of the asset, its level of utilization and the estimated residual value of the asset at the end of its useful life. The estimated residual value and useful life of the assets are reviewed and adjusted, if necessary, at each year-end. Subsequent costs are added to the carrying amount of property, plant and equipment or recognized as a specific item, as appropriate, only if the economic benefits associated to these items are probable and the amounts can be reliably measured. The carrying amount of replaced items is written-off. Other repairs and maintenance are recognized directly in income when incurred.

Mining exploration rights are classified as Land and Buildings in the Property, plant and equipment account. Exploration expenditures are recognized as expenses until the feasibility of mining activity is established and thereafter subsequent costs are capitalized. Costs for the development of new iron ore reserves or to expand the capacity of operating mines are capitalized and amortized based on the amount of iron ore extracted. Stripping costs (costs associated with removal of waste and other residual materials) incurred during the development phase of a mine, before production phase, are registered as part of the depreciable cost of asset. Subsequently, these costs are depreciated over the useful life of the mine. Spending on waste removal, after the start of production of the mine, are treated as production costs. Depletion of mines is calculated based on the amount of ore extracted.

The net book value of property, plant and equipment items is immediately impaired to its recoverable amount when the residual balance exceeds the recoverable amount.

2.6 — Goodwill

Goodwill represents the excess of the acquisition cost over the fair value net of the assets acquired, liabilities assumed and identifiable contingent liabilities of a subsidiary, joint venture, or associate company, at the respective acquisition date.

Goodwill is recorded as an asset and recorded under "Goodwill" account. Goodwill is not amortized and is subject to impairment tests annually or whenever there are indications of potential impairment. Any impairment loss is recorded as an expense in the income statement and cannot be reversed. Goodwill is allocated to the operating segments, which represents the lowest level at which goodwill is monitored by management.

Goodwill that forms part of the carrying amount of an investment in an associate or a joint venture is not separately recognized. The entire carrying amount of the investment in associate or joint venture is tested for impairment as a single asset, by comparing its recoverable amount (higher of value in use and fair value less costs to sell) with its carrying amount, including impairment indicators described in IFRS 9.

When a subsidiary, joint venture or associate is sold, goodwill is included in the determination of gains and losses on disposal.

2.7 — Other Intangible Assets

Other intangible assets are stated at acquisition cost, less accumulated amortization and impairment losses, when applicable. Intangible assets consist mainly of assets which represent the capacity to generate economic benefits from companies acquired based on relationships with customers and suppliers, software and others. Intangible assets with definite useful lives are amortized taking into consideration their actual use or a method that reflects their consumption of economic benefits. The net book value of intangible assets is impaired immediately to its recoverable value when the residual balance exceeds the recoverable amount (note 2.8).

Intangible assets acquired in a business combination are recorded at fair value, less accumulated amortization and impairment losses, when applicable. Intangible assets that have a defined useful life are amortized over their useful lives using an amortization method that reflects the economic benefit of the intangible asset and is recorded in the cost of sales account. The intangible relationship with customers and suppliers is amortized based on an accelerated method that considers the expected future economic benefit provided over time by these new acquired customers and suppliers.

The Company reviews the amortization period and amortization method for its intangible assets with definite useful lives at the end of each year.

2.8 — Provision for Impairment of Assets and Reversal of Impairment

At each balance sheet date, the Company performs an assessment to determine whether there is evidence that the carrying amount of long-lived assets might be impaired. If such evidence is identified, the recoverable amount of the assets is estimated by the Company. The recoverable amount of an asset is determined as the higher of: (a) its fair value less estimated costs to selling and (b) its value in use. The value in use is measured based on discounted cash flows (before taxes) derived from the continuous use of the asset until the end of its estimated useful life. Regardless of whether or not there is any indication that the carrying amount of the asset may be impaired, the balances of goodwill arising from business combinations and intangible assets with indefinite useful lives are tested for impairment at least once a year in December.

When the carrying amount of the asset exceeds its recoverable amount, the Company recognizes a reduction in the book value of the asset (Impairment). The reduction to the recoverable amount of the asset is recorded as an expense. Except for an impairment of goodwill, a reversal of a previously recorded impairment loss is required. Reversal in these circumstances is limited to the amount of the depreciated balance of the asset at the time of the reversal, determined as if the impairment had not been recorded, as discussed in note 28.1.

The Company does not believe there is a reasonable likelihood that may occur a material change in the estimates or assumptions used to calculate long-lived asset impairment losses. However, if actual results are not consistent with estimates and assumptions used in estimating future cash flows and asset fair values, the Company may be exposed to losses that could be material.

2.9 — Financial Liabilities and Equity Instruments

a) Financial liabilities

Financial liabilities are classified as amortized cost or at fair value through profit or loss. A financial liability is classified as fair value through profit or loss if it is classified as held for trading, it is a derivative or it is designated as such at initial recognition. Financial liabilities measured at fair value through profit or loss are measured at fair value and the net result, including interest, is recognized in the income statement. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense, exchange gains and losses are recognized in income.

b) Derecognition

The Company derecognizes a financial liability when its contractual obligation is withdrawn, canceled or expires. The Company also derecognizes a financial liability when the terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. In the derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in the income statement.

c) Derivative Instruments and hedging

The Company enters into derivative financial instruments mainly to manage its exposure to fluctuation in interest rates and exchange rates. The Company measures its derivative financial instruments, based on quotations obtained from market participants, at fair value at the balance sheet date.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge or a net investment hedge are recorded in the statement of comprehensive income.

The Company assesses, both at the beginning of hedge coverage and on an ongoing basis, whether the derivatives used in hedge transactions are highly effective in offsetting changes in the fair value or cash flows of hedged items. When a cash flow hedge instrument is sold, terminated, expired or exercised, the hedge is discontinued prospectively, but the cumulative unrealized gain or loss is recognized in the comprehensive income statement. The cumulative gain and loss is transferred from the comprehensive income and recognized in the income statement when the hedged transaction is recognized in the statement of income. When no more than one transaction is expected to occur, the accumulated gain or loss is immediately transferred to the income statement. In cases of net investment hedges, the amount recorded in the statement of comprehensive income is written off and recognized in the statement of income when the disposal of the hedged investment occurs. In addition, changes in the fair value of financial instruments not characterized as hedges are recognized in the line of (Loss) Gains on financial instruments, net, in the statement of income.

d) Equity instruments

The equity component is initially recognized by the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts.

2.10 — Current and Deferred Income and Social Contribution Taxes

Current income and social contribution tax expense is calculated in conformity with enacted tax rate in effect at the balance sheet date in the countries where the Company’s subsidiaries, associates and joint venture operate and generate taxable income. Management periodically evaluates positions taken in relation to tax matters which are subject to interpretation and recognizes a provision when there is an expectation of payment of income tax and social contribution in accordance with the tax bases. The expense for income tax and social contribution taxes comprises current and deferred taxes. Current tax and deferred tax are recognized in income unless they are recognized for a business combination, or for items directly recognized in equity through other comprehensive income.

Current tax is the estimated tax payable or receivable on the taxable income or loss for the year, at the tax rates effective at the balance sheet date. Deferred income tax and social contribution are recognized in its total on the differences generated between assets and liabilities recognized for tax purposes and corresponding to amounts recognized in the Financial Statements. However, deferred income and social contribution taxes are not recognized arising from the initial recognition of assets and liabilities in a transaction other than a business combination and that do not affect the tax basis. Income and social contribution taxes are determined based on tax rates (and laws) effective at the balance sheet date and applicable when the respective income and social contribution taxes is paid. Deferred income and social contribution tax assets are recognized only to the extent that it is probable that there will be taxable income for which the temporary differences can be used and tax losses can be compensated.

Deferred tax assets recorded for tax loss carryforwards are supported by projections of taxable income based on technical feasibility studies submitted annually to the Board of Directors of the Company and its subsidiaries, when applicable. These studies consider historical profitability of the Company and its subsidiaries, expectations of continuous profitability and estimates of the recovery of deferred tax assets over future years. Other deferred tax assets arising from temporary differences, mainly tax provision, are recognized according to their estimate of realization. Deferred income tax and social contribution assets are reviewed at each reporting date and will be reduced to the extent that their realization is not more likely than not based on future taxable income.

2.11 — Employee Benefits

The Company has several employee benefit plans including pension and retirement plans, health care benefits, profit sharing, bonus, and share-based payment, as well as other retirement and termination benefits. The main benefit plans granted to the Company’s employees are described at notes 19 and 25.

The actuarial obligations related to the pension and retirement benefits and the actuarial obligations related to the health care plans are recorded based on actuarial calculations performed every year by independent actuaries, using the projected unit credit method, net of the plan assets, when applicable, and the related costs are recognized over the employees’ service period. Any employee benefit plan surpluses are also recognized up to the probable amount of reduction in future contributions by the Company.

Actuarial remeasurement arising from adjustments and changes in actuarial assumptions of the pension and retirement benefit plans and actuarial obligations related to the health care plan are recognized directly in the Statement of Comprehensive Income as described in Note 19.

In accounting for pension and post-retirement benefits, several statistical and other factors that attempt to anticipate future events are used to calculate plan expenses and liabilities. These factors include discount rate assumptions, return on plan assets, future increases in health care costs, and rate of future compensation increases. In addition, the Company and its actuarial uses other factors whose measurement involves judgment are used such as withdrawal, turnover, and mortality rates. The actuarial assumptions used by the Company may differ materially from actual results in future periods due to changing market and economic conditions, regulatory events, judicial rulings, higher or lower withdrawal rates, or longer or shorter participant life spans.

2.12 — Other Current and Non-current Assets and Liabilities

Other current and non-current assets and liabilities are recorded at their realizable amounts (assets) and at their known or estimated amounts plus accrued charges and monetary adjustments (liabilities), when applicable.

2.13 — Related-Party Transactions

Loan agreements between the entities in Brazil and abroad are adjusted by contractual financial charges plus foreign exchange variation, when applicable. These contracts have an expiration date, with the possibility of extension of time by agreement between the parties. Sales and purchases of raw materials and products are made under terms and conditions contractually established between the parties.

2.14 — Dividends and Interest on equity

Dividend payments are recognized as liabilities at the time dividends are approved by the shareholders of Gerdau S.A. The bylaws of Gerdau S.A. required dividends of not less than 30% of the annual net income adjusted by 5% representing the constitution of legal reserve, and the constitution of tax incentives reserve;  therefore, Gerdau S.A. records a liability at year-end for the minimum dividend amount that has not yet been paid during the year up to the limit of the mandatory minimum dividend described above.

2.15 — Revenue Recognition

Net sales are presented net of taxes and discounts. Revenues from sales of products are recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The related costs of freight are included in cost of sales.

2.16 — Investments in Environmental Protection and Environmental liabilities

Environmental costs that relate to current operations are expensed or capitalized as appropriate. Environmental costs that relate to an existing condition caused by past operations, and which do not contribute to current or future revenue generation or cost reduction are recorded as expense. Liabilities are recorded when environmental assessments or remedial efforts are probable and the cost can be reasonably estimated based on discussions with the environmental authorities and other assumptions relevant to the nature and extent of the remediation that may be required. The ultimate cost to the Company is dependent upon factors beyond its control such as the scope and methodology of the remedial action requirements to be established by environmental and public health authorities, new laws or government regulations, rapidly changing technology and the outcome of any potential related litigation. Environmental liabilities are adjusted to present value when the aggregate amount of the obligation and the amount and timing of cash disbursements are established or can be reliably estimated.

2.17 — Use of Judgements and Estimates

The preparation of the Consolidated Financial Statements requires estimates to record certain assets, liabilities and other transactions. To make these estimates, Management uses the best information available on the date of preparation of the Consolidated Financial Statements and the experience of past and/or current events, also considering assumptions related to future events. As such, the Consolidated Financial Statements include estimates with respect to the recoverable amount of long-lived assets (note 28), with respect to the need and the amount of provisions for tax, civil and labor liabilities (note 17), estimates in selecting interest rates, return on assets, mortality tables and expectations for salary increases (note 19), and long-term incentive plans through the selection of the evaluation model and rates (note 25). Actual results could differ from those estimates.

2.18 — Business Combinations for the Financial Statements

a) Step-acquisitions in which control is obtained

When a business combination is achieved in stages, the interest previously held by the Company in the acquired entity is remeasured at fair value at acquisition date (i.e. the date when the Company acquires the control) and the resulting gain or loss, if any, is recognized in profit or loss. Amounts related to the Company’s interest in the acquired company before the acquisition date, and that were recognized in “Other comprehensive income,” are reclassified to profit or loss, where such treatment would be appropriate if that interest were disposed of.

b) Acquisitions in which control is obtained initially

Acquisitions of businesses are accounted for under the acquisition method. The cost of the acquisition is measured at the fair values (at the date of the transaction) of the assets transferred, liabilities incurred or assumed and equity instruments issued by the Company in exchange for control of the acquired business entity. The acquiree’s identifiable assets, liabilities and contingent liabilities are recognized at their fair values at the acquisition date. The interest of non-controlling shareholders in the acquiree is initially measured at the non-controlling shareholders’ proportion of the net fair value of the assets, liabilities and contingent liabilities recognized. Expenses related to the acquisition are recognized in the income statement when incurred.

c) Increases/decreases in non-controlling interests

Subsequent purchases, after the Company has obtained control, are treated as acquisitions of shares from non-controlling shareholders: the identifiable assets and liabilities of the acquired entity are not subject to a further revaluation and the positive or negative difference between the cost of such subsequent acquisitions and the net value of the additional proportion of the company is accounted for within equity.

d) Loss of control of a subsidiary

When control of a subsidiary is lost as a result of a transaction, event or other circumstance, the Company derecognizes all assets, liabilities and non-controlling interests at their carrying amount. Any retained interest in the former subsidiary is recognized at its fair value at the date that control is lost. This fair value is reflected in the calculation of the gain or loss on disposal attributable to the parent, and becomes the initial carrying amount for subsequent accounting for the retained interest.

2.19 — Segment Information

The bodies responsible for making operational decisions, allocating resources and evaluating performance include the Board of Executive Officers and the Board of Directors. The information presented to the senior management with the respective performance of each segment is derived from the records kept in accordance with accounting practices, with some reallocations between the segments.

The Company’s segments are as follows: Brazil Operations (includes operations of steel and iron ore in Brazil, except Special Steel), North America Operations (includes all operations in North America, including the joint venture in Mexico and associate company in Mexico, with the exception of Special Steel), South America Operations (includes all operations in South America, except Brazil and includes the Joint venture in Dominican Republic and Colombia) and Special Steel Operations (including special steel operations in Brazil and in the United States and the joint venture in Brazil).

2.20 — Earnings per Share

The tables presented in note 23 reconcile net income to the amounts used to calculate basic and diluted earnings per share. The Company has no instruments considered antidilutive that should be excluded from the calculation of diluted EPS. The calculation of basic EPS has been based on the profit attributable to shareholders and weighted-average number of shares outstanding. The calculation of diluted EPS has been based on the profit attributable to shareholders and weighted-average number of shares outstanding after adjustment for the effects of all dilutive potential shares. The average market value of the Company's shares for the purpose of calculating the dilutive effect of share options was based on quoted market prices for the year during which the options were outstanding.

2.21 — Long-term incentive plans

The Company settles the stock options plans by delivering its own shares, which are held in treasury until the exercise of the options by the employees. Additionally, the Company has also granted the following long-term incentive plans: Stock Options, Restricted Shares, Share Appreciation Rights and Performance Shares, as presented in note 25.

2.22 — Assets and liabilities held for sale

The Company presents assets and liabilities of entities held for sale in specific lines of the Balance Sheet, denominated Assets held for sale and Liabilities held for sale, respectively, until the closing of the sale operation, which is expected to be completed in up to one year from the date of classification as held for sale. The Company measures the net assets classified as held for sale at the lower of their carrying amount and fair value less costs to sell.

2.23 — New IFRS and Interpretations of the IFRIC (International Financial Reporting Interpretations Committee)

The Company adopted IFRS 15 - Revenue from Contracts with Customers and IFRS 9 - Financial Instruments, as from January 1, 2018.

a) IFRS 15 - Revenue from contract with customers. IFRS 15 establishes a comprehensive framework for determining whether, when, and by how much revenue is recognized. The Company adopted IFRS 15 using the cumulative effect method, however, this adoption did not generate any change in amounts previously recognized as revenue, given the non-significant of the change in the standard for the Company. As a result, the information presented for the years 2017 and 2016 have not been restated and, therefore, the information for the years of 2017 and 2016 continue to be presented as disclosed in accordance with IAS 18 and related interpretations. Revenues are currently recognized when products are delivered to the customer and the performance obligation is met.

b) IFRS 9 - Financial instruments. IFRS 9 establishes requirements for recognizing and measuring financial assets, financial liabilities and certain contracts for the purchase or sale of non-financial items. This standard replaces IAS 39 - Financial Instruments: Recognition and Measurement.

In relation to the classification and measurement of financial assets and liabilities, IFRS 9 largely retains the requirements in IAS 39 for the classification and measurement of financial liabilities, however, it eliminates the following categories of IAS 39 for financial assets: held to maturity, loans and receivables and available for sale.

The adoption of IFRS 9 did not have a significant effect on the Company's accounting policies related to financial liabilities and derivative financial instruments. The impact of IFRS 9 on the Classification and Measurement of Financial Assets is described below. According to IFRS 9, at the initial recognition, a financial asset is classified in the following measurement categories: at amortized cost or at fair value through other comprehensive income or at fair value through profit or loss. The classification of financial assets under IFRS 9 is based on the business model in which a financial asset is managed and its characteristics of contractual cash flows.

The following accounting policies apply to the subsequent measurement of financial assets:

- Financial assets at fair value through profit or loss: these assets are subsequently measured at fair value. Net income, including interest, is recognized directly in income.

- Financial assets at amortized cost: these assets are measured subsequently to the amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized directly in income. Any gain or loss on derecognition is recognized in profit or loss.

- Financial assets measured at fair value through other comprehensive income: these assets are subsequently measured at fair value. Interest income calculated using the effective interest method, exchange gains and losses and impairment are recognized in the income statement. Other net income is recognized in other comprehensive income. In derecognition, the accumulated result in other comprehensive income is reclassified to the income statement.

The following table sets forth the original measurement categories in IAS 39 and the new measurement categories of IFRS 9 for each class of financial assets and liabilities of the Company:

			Balance as of	Balance as of
			December 31,	January 1, 2018
			2017 according to	according to
	Original classification according to IAS 39	New classification according to IFRS 9	IAS 39	IFRS 9
Cash and cash equivalents	Loans and receivables	Financial assets at fair value through profit or loss	2,555,338	2,555,338
Short-term investments	Assets at fair value with gains and losses recognized in income	Financial assets at fair value through profit or loss	821,518	821,518
Trade accounts receivable - net	Loans and receivables	Financial assets at amortized cost	2,798,420	2,750,357
Related parties	Loans and receivables	Financial assets at amortized cost	51,839	51,839
Other current assets	Loans and receivables	Financial assets at amortized cost	469,737	469,737
Other non-current assets	Loans and receivables	Financial assets at amortized cost	462,735	462,735
Other non-current assets	Assets at fair value with gains and losses recognized in income	Financial assets at fair value through profit or loss	80,238	80,238
Total of financial assets			7,239,825	7,191,762

Trade accounts payable	Other financial liabilities at amortized cost	Financial liabilities at amortized cost	3,179,954	3,179,954
Short-term debt	Other financial liabilities at amortized cost	Financial liabilities at amortized cost	16,461,656	16,461,656
Debentures	Other financial liabilities at amortized cost	Financial liabilities at amortized cost	47,928	47,928
Unrealized losses on financial instruments	Liabilities at market value with gains and losses recognized in income	Financial liabilities at fair value through profit or loss	1,267	1,267
Obligations with FIDC	Other financial liabilities at amortized cost	Financial liabilities at amortized cost	1,135,077	1,135,077
Other current liabilities	Other financial liabilities at amortized cost	Financial liabilities at amortized cost	625,410	625,410
Other non-current liabilities	Other financial liabilities at amortized cost	Financial liabilities at amortized cost	653,670	653,670
Total of financial liabilities			22,104,962	22,104,962

The change in the classification of cash and cash equivalents from Loans and receivables in accordance with IAS 39 for Financial Assets at fair value through profit or loss in accordance with IFRS 9 was based on the Company's business model. Note 15.d discloses the measurement categories of IFRS 9 for each class of financial assets and liabilities of the Company on January 1, 2018 and December 31, 2018.

In relation to the Impairment of Financial Assets, IFRS 9 replaces the "loss incurred" model of IAS 39 by an expected credit loss model. The new impairment model applies to financial assets measured at amortized cost. Under IFRS 9, credit losses are recognized earlier than under IAS 39.

The Company measures the provision for loss in an amount equal to the Expected credit loss for life. In determining whether the credit risk of a financial asset has increased significantly since the initial recognition and in estimating the expected credit losses, the Company considers reasonable and bearable information that is relevant and available without undue cost or effort. This includes quantitative and qualitative information and analysis, based on the Company's historical experience, credit assessment and considering forward-looking information. The provision for credit risks was calculated based on the credit risk analysis, which includes historical losses, the individual situation of the clients, the situation of the economic group to which they belong, the real guarantees for debits and the evaluation of the consultants and is considered sufficient to cover possible losses on amounts receivable, in addition to a prospective assessment that takes into account the change or expectation of change in economic factors that affect the expected credit losses, which will be determined based on probabilities weighted. The provision for credit risk considers the maturity date of the accounts receivable securities, where the Company uses different percentages according to the maturity period, in order to measure the probability of loss, increasing the percentage of the provision of credit risk as the accounts receivable mature longer.

Due to the transition methods chosen by the Company in the application of this standard, the comparative information of these financial statements was not restated to reflect the requirements of the new standards.

The impacts of the adoption of IFRS 9 on January 1, 2018 due to the effect of expected credit losses were R$ (32,387), net of taxes.

When the entity applies this standard for the first time, it may choose whether its accounting policy continues to apply the hedge accounting requirements of IAS 39 instead of IFRS 9. In this case, the Company chose to continue applying the requirements of IAS 39.

c) In addition, the IASB issued/revised some IFRS standards, which have adoption in 2019 or after, and the Company presents below the evaluation of the impacts of adopting these standards in its Financial Statements:

• Issuance of IFRS 16 - Lease. - Issuance of IFRS 16 - Lease. This standard is effective for years beginning on or after January 1, 2019 and introduces a single model for accounting for leases in the balance sheet for lessees. A lessee recognizes a right of use asset that represents its right to use the leased asset and a lease liability that represents its obligation to make lease payments. Exemptions are available for short term leases and low value items. This standard replaces existing lease standards, including IAS 17 - Leasing Operations and IFRIC 4, SIC 15 and SIC 27 - Complementary Aspects of Leasing Operations. The Company will recognize as from 2019 new assets and liabilities for its operating leases. The nature of the expenses related to these leases will change because the Company will recognize a depreciation of right of use assets and financial expense on lease obligations. The Company recognized until 2018 an operating lease expense during the lease term. No significant impact is expected on the Company's financial leases.

The new standard provides practical expedient whose election is optional. The Company adopted the following practical expedient:

1) It will not reassess whether the contract is or contains lease at the initial application date, instead will apply IAS 17 to contracts that were previously identified as a lease using IAS 17 and IFRIC 4;

2) It will not separate non-lease components from leasing components by considering them as a single lease component;

3) It will not register contracts with a term exceeding 12 months, which on the date of transition, will end within 12 months of the date of initial application;

4) It will not register contracts of low value, according to policy defined by the Company;

5) It will exclude initial direct costs of measuring the right to use asset on the date of initial application;

6) It will make use of judgement in determining the term of the lease, if the contract contains options to extend or terminate the lease, among others; and

7) It will apply a single discount rate to the lease portfolio with fairly similar characteristics (such as similar remaining lease term, similar classes of underlying assets in a similar economic environment).

Variable elements of payments related to leases (such as a lease of machinery and/or equipment with parts of payments based on asset productivity) are not included in the liability calculation and are recorded as operating expense. The discount rates used by the Company were obtained according to market conditions. The Company does not expect significant changes in the leasing activities in the period comprising the issuance of these financial statements and the date of initial application. Based on the information currently available, the Company estimates that it will recognize a lease liability and a right of use asset in the amount of R$ 996,873 on January 1, 2019; this estimate takes into account reasonable assumptions available to the Company and may vary in the initial adoption. The Company intends to apply a retrospective approach modified on January 1, 2019, with the accounting of the effects of adjustments directly on the opening balance of net equity without updating the comparative information, as well as applying the standard for all contracts entered before January 1, 2019 that were identified as leases in accordance with IAS 17 and IFRIC 4. Until the date of these financial statements, the Company is developing processes and controls to meet the new requirements.

• IFRIC 23 — Uncertainty over Income Tax Treatments. Establishes aspects of recognition and measurement of the IAS 12 when there are uncertainties about the treatment of income tax related to tax assets or liabilities and current or deferred taxes, based on taxable income, tax losses, taxable bases, unused tax losses, unused tax credits and tax rates. This interpretation is effective for fiscal years beginning on or after January 1, 2019. The Company does not expect material impact in its Financial Statements.

• Amendment of IAS 19 - Changes in the plan in cases of curtailment or settlement. Clarifies aspects of measurement and recognition in the result of the effects of curtailments and settlements in employee benefit plans. This change in the standard is effective for years beginning on or after January 1, 2019. The Company does not expect significant impacts on possible future events of curtailments and settlements in employee benefit plans.

• Amendment of IFRS 3 - Definition of business. Clarifies aspects for the definition of business, in order to clarify when a transaction must have accounting treatment of business combination or acquisition of assets. This change in the standard is effective for years beginning on or after January 1, 2020. The Company does not expect significant impacts on possible future events of business combinations or acquisition of assets.

• Amendment of IAS 1 and IAS 8 - Definition of materiality Clarifies definition of materiality to the framework of the accounting standard where this concept is applicable. These changes are effective for years beginning on or after January 1, 2020. The Company does not expect material impacts on its Financial Statements.